Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	$ (29,489)	¥ (193,216)	¥ (175,933)	¥ (231,526)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	1,081	7,083	4,588	3,172
Provision for inventories	(1)	(8)	273	527
Provision for doubtful accounts	(16)	(107)	271	92
Interest expense of other debts	3,298	21,611	53,934	17,077
Interest receivable for issuance of ordinary shares	(2,350)	(15,394)
Amortization of right-of-use assets	1,784	11,687	15,708	17,919
Interest of lease liabilities	244	1,596	1,353	1,636
Share of results of equity investees	20	131	520	(91)
Loss on disposal of property and equipment	3	20	31	67
Gain on disposal of other debts	(1,045)	(6,846)	(10,095)
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition			(481)
Share-based compensation expense	8,398	55,022
Fair value change of derivative liabilities	(1,735)	(11,369)	(13,345)	2,274
Deferred tax expense	(288)	(1,889)	(661)	(141)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	(134)	(880)	(16,010)	(10,543)
Inventories	(5,928)	(38,839)	15,486	14,453
Prepayments and other current assets	(7,456)	(48,853)	3,331	(430)
Amounts due from related parties	(406)	(2,663)	(1,944)	13,326
Operating lease liabilities	(1,961)	(12,850)	(18,183)	(19,284)
Accounts payable	(3,362)	(22,029)	(19,535)	(15,750)
Salary and welfare payable	384	2,518	355	(1,527)
Accrued liabilities and other current liabilities	100	667	574	916
Amounts due to related parties	162	1,062	(105)	(2)
Contract liabilities	(798)	(5,229)	1,887	2,585
Other non-current assets	1,723	11,289	(7,931)	(974)
Net cash used in operating activities	(37,772)	(247,486)	(165,912)	(206,224)
Cash flows from investing activities:
Loans receivables advanced to a third party	(7,539)	(49,392)	(37,671)	(11,907)
Repayments on loans receivables from a third party	6,836	44,790	12,013	2,500
Loans receivables advanced to a related party	(735)	(4,814)
Acquisition of subsidiaries, net of cash and cash equivalents acquired			1,783	(893)
Increase in short-term investments	(25,725)	(168,546)
Purchase of intangible assets			(2)	(34)
Purchase of property and equipment	(993)	(6,509)	(1,204)	(2,019)
Disposal of property and equipment	1	4	5	286
Acquisitions of long-term investments			(50,000)	(10,745)
Disposal of equity investees			20
Acquisition of additional interests in subsidiaries from non-controlling interests	8	50		250
Net cash used in investing activities	(28,147)	(184,417)	(75,056)	(22,562)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	54,157	354,825	41,197	68,138
Proceeds from short-term and long-term borrowings	13,408	87,846	162,501	57,638
Repayments of short-term and long-term borrowings	(11,295)	(74,000)	(43,533)	(65,798)
Proceeds from issuance of other debts, net of issuance costs	2,586	16,940	134,867	139,335
Repayments of other debts	(19,968)	(130,827)
Proceeds from exercise of share option	1	9
Proceeds from the initial public offering, net of underwriter discounts and commissions and other offering costs paid	60,090	393,698
Net cash flows generated from financing activities	98,979	648,491	295,032	199,313
Net increase (decrease) in cash, cash equivalents and restricted cash	33,060	216,588	54,064	(29,473)
Cash, cash equivalents and restricted cash at beginning of year	13,485	88,352	27,217	50,207
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(1,940)	(12,703)	7,071	6,483
Cash, cash equivalents and restricted cash at end of year	44,605	292,237	88,352	27,217
Supplemental schedule of non-cash investing and financing activities:
Accretion on convertible redeemable preferred shares	18,449	120,873	(204,796)	(392,550)
Accretion on redeemable non-controlling interests	(21)	(138)
Deemed dividend to preferred shareholders	(1,915)	(12,547)	(1,142)	(723)
Non-cash consideration paid for business acquisitions			(33,440)
Unpaid cash consideration for business acquisitions				(8,271)
Additional ASC 842 supplemental disclosure:
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	1,961	12,850	18,183	19,284
Right-of-use assets obtained in exchange for operating lease obligations	$ 3,964	¥ 25,970	¥ 10,051	¥ 19,570